UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                              FORM 13F Cover Page



         Report for the Calendar Year or Quarter Ended March 31, 2003

Check here if Amendment:           |X|; Amendment Number: 1

This Amendment (Check only one):   |X| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Karsch Capital Management, LP.

Address:  110 East 59th St.
          22nd  Floor
          New York, NY 10022

13F File Number: 28-10078

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Michael A. Karsch
Title:  Principal
Phone:  (212) 507-9782


Signature, Place and Date of Signing:


/s/ Michael A. Karsch             New York, NY               5/15/03
-----------------------        ------------------         --------------
     [Signature]                 [City, State]                [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:           0

Form 13F Information Table Entry Total:     47

Form 13F Information Table Value Total:  $244,247
                                        (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


None

                                                   FORM 13F INFORMATION TABLE
                                                 KARSCH CAPITAL MANAGEMENT, L.P.
                                                         March 31, 2003



COLUMN 1                         COLUMN  2              COLUMN 3     COLUMN 4      OLUMN 5       COLUMN 6  COLUMN 7     COLUMN 8


                                                                                                                 VOTING AUTHORITY
                                                                   VALUE    HRS OR  SH/ PUT/  INVSTMT   OTHER
NAME OF ISSUER                   TITLE OF CLASS         CUSIP      (X$1000) PRN AMT PRN CALL  DISCRETN  MNGRS  SOLE     SHARED NONE
--------------                   --------------         -----      -------------------------  --------  -----  ----     ------ ----
Acxiom Corp.                     COM                    005125109   6,362    378000 SH        Sole      0       378,000  0     0
Agere Systems Inc                CL B                   00845V209   3,998   2665207 SH        Sole      0     2,665,007  0     0
American Tower Corp.             CL A                   029912201   3,493    632800 SH        Sole      0       632,800  0     0
Apollo Group                     CL A                   037604105   2,645     53000 SH        Sole      0        53,000  0     0
Broadwing Inc.                   COM                    111620100   3,220    805000 SH        Sole      0       805,000  0     0
Chicago Mercantile Hldgs Inc.    CL A                   167760107  12,591    261500 SH        Sole      0       261,500  0     0
Citigroup Inc.                   COM                    172967101   6,201    180000 SH        Sole      0       180,000  0     0
Comcast Corp. New                CL A                   20030N101   4,460    156000 SH        Sole      0       156,000  0     0
Corinthian Colleges Inc.         COM                    218868107   7,071    179000 SH        Sole      0       179,000  0     0
Corning Incorporated             COM                    219350105   3,971    680000 SH        Sole      0       680,000  0     0
Dick's Sporting Goods Inc.       COM                    253393102   5,450    237900 SH        Sole      0       237,900  0     0
Earthlink Inc.                   COM                    270321102  11,485   1997400 SH        Sole      0     1,997,040  0     0
Falconstor Software Inc          COM                    306137100     616    160100 SH        Sole      0       160,100  0     0
Foundry Networks Inc.            COM                    35063R100     844    105000 SH        Sole      0       105,000  0     0
Fox Entertainment Group          CL A                   35138T107   3,440    129000 SH        Sole      0       129,000  0     0
Gemstar-TV Guide Intl Inc        COM                    36866W106   3,603    982000 SH        Sole      0       982,000  0     0
Goodyear Tire & Rubber Co.       COM                    382550101     701    135500 SH        Sole      0       135,500  0     0
HCA Inc.                         COM                    404119109   4,467    108000 SH        Sole      0       108,000  0     0
Hasbro Inc.                      COM                    418056107   5,070    365000 SH        Sole      0       365,000  0     0
Hotels Com                       COM                    44147T108   4,239     73500 SH        Sole      0        73,500  0     0
ITT Educational Services         COM                    45068B109   4,497    160600 SH        Sole      0       160,600  0     0
Ingram Micro Inc.                CL A                   457153104   3,739    339000 SH        Sole      0       339,000  0     0
Integrated Device Technology     COM                    458118106   7,031    885500 SH        Sole      0       885,500  0     0
International Game Technology    COM                    459902102   2,637     32200 SH        Sole      0        32,200  0     0
Iron Mtn Inc. PA                 COM                    462846106   7,841    205000 SH        Sole      0       205,000  0     0
Janus Capital Group              COM                    47102X105   8,474    744000 SH        Sole      0       744,000  0     0
Juniper Networks Inc.            COM                    48203R104  12,337   1510000 SH        Sole      0     1,510,000  0     0
Laboratory Corp. Hldgs.          COM NEW                50540R409   9,814    331000 SH        Sole      0       331,000  0     0
ISHARES TR                       Nasdaq Biotech Index   464287556   8,653    169000 SH        Sole      0       169,000  0     0
Neoware Systems Inc.             COM                    64065P102     313     25000 SH        Sole      0        25,000  0     0
News Corp.                                              652487802   3,080    144000 SH        Sole      0       144,000  0     0
News Corp. Ltd.                  ADR NEW                652487703   3,147    121500 SH        Sole      0       121,500  0     0
Nortel Networks Corp. New        COM                    656568102   1,290    620000 SH        Sole      0       620,000  0     0
Omnicom Group Inc.               COM                    681919106   7,042    130000 SH        Sole      0       130,000  0     0
Polycom Inc.                     COM                    73172K104   5,261    651100 SH        Sole      0       651,100  0     0
RF Micro Devices Inc.            COM                    749941100     931    155000 SH        Sole      0       155,000  0     0
Polo Ralph Lauren Corp.          CL A                   731572103   1,168     51000 SH        Sole      0        51,000  0     0
Raytheon Co.                     COM NEW                755111507   3,546    125000 SH        Sole      0       125,000  0     0
Regional Bank Holders Trust      DEPOSITORY RCPT        75902E100  15,872    167000 SH        Sole      0       167,000  0     0
Station Casinos Inc.             COM                    857689103   5,531    262000 SH        Sole      0       262,000  0     0
Symbol Technologies              COM                    871508107   8,941   1038500 SH        Sole      0     1,038,500  0     0
Tech Data Corp.                  COM                    878237106   6,536    273000 SH        Sole      0       273,000  0     0
Tellabs Inc.                     COM                    879664100   3,682    635900 SH        Sole      0       635,900  0     0
Tellium Inc.                     COM                    87967E107     231    436400 SH        Sole      0       436,400  0     0
Timken Co                        COM                    887389104   1,120     71700 SH        Sole      0        71,700  0     0
Vodafone Group PLC New           SPONSORED ADR          92857W100  13,082    718000 SH        Sole      0       718,000  0     0
XM Satellite Radio Hldgs. Inc.   CL A                   983759101   1,391    236200 SH        Sole      0       236,200  0     0
Yahoo Inc.                       COM                    984332106   3,135    130500 SH        Sole      0       130,500  0     0


                                                                      Total: 244247



03407.0004 #404284